SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Interest rate on investments held as restricted deposits	0.50%
Severance expense	$ 483	$ 562	$ 583
Options granted, maximum number of years before expiration	10 years
Provision for estimated losses	41	583
Outstanding forward contracts, fair value	$ 46	$ 151